Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
J.P. MORGAN TAX AWARE FUNDS
JPMorgan Tax Aware Real Return Fund
(the “Fund”)
(a series of JPMorgan Trust I)
(All Share Classes)
Supplement dated July 1, 2022
to the Summary Prospectuses and Prospectuses dated March 1, 2022
Effective immediately, the seventh paragraph of the “Risk/Return Summary — What are the Fund’s main investment strategies?” section of the Fund’s Prospectuses and Summary Prospectuses is hereby deleted in its entirety and replaced with the following:
Investment Process: The adviser buys and sells securities and investments for the Fund based on its view of individual securities and sectors. Taking a long-term approach, the adviser looks for individual fixed income investments that it believes will perform well over market cycles. The adviser is value oriented and makes decisions to purchase and sell individual securities and instruments after performing a risk/reward analysis that includes an evaluation of interest rate risk, credit risk, duration, liquidity and the complex legal and technical structure of the transaction. As part of its investment process, the adviser seeks to assess the impact of environmental, social and governance factors on certain issuers in the universe in which the Fund may invest. The adviser’s assessment is based on an analysis of key opportunities and risks across sectors to identify financially material issues on the Fund’s investments in municipal issues and ascertain key issues that merit engagement with municipal issuers. These assessments may not be conclusive and securities that may be negatively impacted by such factors may be purchased and retained by the Fund while the Fund may divest or not invest in securities that may be positively impacted by such factors.

JPMorgan Tax Aware Real Return Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
J.P. MORGAN TAX AWARE FUNDS
JPMorgan Tax Aware Real Return Fund
(the “Fund”)
(a series of JPMorgan Trust I)
(All Share Classes)
Supplement dated July 1, 2022
to the Summary Prospectuses and Prospectuses dated March 1, 2022
Effective immediately, the seventh paragraph of the “Risk/Return Summary — What are the Fund’s main investment strategies?” section of the Fund’s Prospectuses and Summary Prospectuses is hereby deleted in its entirety and replaced with the following:
Investment Process: The adviser buys and sells securities and investments for the Fund based on its view of individual securities and sectors. Taking a long-term approach, the adviser looks for individual fixed income investments that it believes will perform well over market cycles. The adviser is value oriented and makes decisions to purchase and sell individual securities and instruments after performing a risk/reward analysis that includes an evaluation of interest rate risk, credit risk, duration, liquidity and the complex legal and technical structure of the transaction. As part of its investment process, the adviser seeks to assess the impact of environmental, social and governance factors on certain issuers in the universe in which the Fund may invest. The adviser’s assessment is based on an analysis of key opportunities and risks across sectors to identify financially material issues on the Fund’s investments in municipal issues and ascertain key issues that merit engagement with municipal issuers. These assessments may not be conclusive and securities that may be negatively impacted by such factors may be purchased and retained by the Fund while the Fund may divest or not invest in securities that may be positively impacted by such factors.